Borrowings	6 Months Ended
Jun. 30, 2021
Borrowings
Borrowings

C5     Borrowings

C5.1  Core structural borrowings of shareholder-financed businesses

	2021 $m	2020 $m
	30 Jun	31 Dec
Continuing operations:
Subordinated debt:
US$250m 6.75% Notesnote (i)	250	250
US$300m 6.5% Notesnote (i)	300	300
US$700m 5.25% Notes	700	700
US$1,000m 5.25% Notes	1,000	999
US$725m 4.375% Notes	725	723
US$750m 4.875% Notes	747	746
€20m Medium Term Notes 2023	24	24
£435m 6.125% Notes 2031	596	590
Senior debt:note (ii)
£300m 6.875% Notes 2023	411	406
£250m 5.875% Notes 2029	317	312
$1,000m 3.125% Notes 2030	984	983
Bank loans:
$350m Loan 2024	350	350
Total continuing operations	6,404	6,383
Discontinued US operations: Jackson US$250m 8.15% Surplus Notes 2027note (iii)		250
Total core structural borrowings of shareholder-financed businesses		6,633

Notes

(i)	These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.
(ii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iii)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

C5.2  Operational borrowings

	2021 $m	2020 $m
	30 Jun	31 Dec
Shareholder-financed business
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	500	501
Lease liabilities under IFRS 16	239	251
Other borrowings	—	—
Operational borrowings from continuing operations	739	752
Discontinued US operations:
Non-recourse borrowings of consolidated investment funds		994
Lease liabilities under IFRS 16		51
Senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB)		453
Operational borrowings from discontinued US operations		1,498
Group total operational borrowings attributable to shareholder-financed businesses		2,250

With profits business
Lease liabilities under IFRS 16	156	194
Other borrowings	—	—
Total continuing and Group total operational borrowings attributable to with-profits businesses	156	194
Group total operational borrowings	895	2,444